                         MAINSTAY VP SERIES FUND, INC.
                               51 Madison Avenue
                              New York, NY  10010



May 6, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

             Re:        MainStay VP Series Fund, Inc.
                           File Nos. 2-86082; 811-03833

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Statement of Additional Information reflecting all 19 series of the Fund that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 8, 2002 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 8, 2002.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 973-394-4437.


Very truly yours,


/s/  Jill R. Whitelaw
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Jill R. Whitelaw, Assistant Secretary